SUPPLEMENT DATED AUGUST 11, 2003

TO

PROSPECTUSES DATED MAY 1, 2003

FOR
MFS REGATTA MASTERS CHOICE,

MFS REGATTA MASTERS EXTRA,

MFS REGATTA MASTERS ACCESS

AND MFS REGATTA MASTERS FLEX

VARIABLE AND FIXED ANNUITIES

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

Effective immediately, all references in the Prospectus to "Oppenheimer Main Street Growth & Income Fund/VA, a series of Oppenheimer Variable Account Funds," should be replaced by the new fund name "Oppenheimer Main Street Fund/VA, a series of Oppenheimer Variable Account Funds."